Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION

NOTE 10 – SHARE-BASED COMPENSATION

a)	Stock option plan – general

Options granted under the Equity Incentive Plans and agreements expire after ten years from the date of grant. Upon termination of the optionee's employment or other relationship with the Company, options cease vesting, vested options forfeit. Ordinary shares underlying options that are canceled or not exercised within the option term become available for future grant.

In 2007, the Company adopted its 2007 Incentive Compensation Plan (the "Equity Incentive Plan") under which 48,466shares were authorized for issuance to its employees, outside directors and consultants.

In 2014, the Company adopted its Global Share Incentive Plan (2014) (the "2014 Equity Incentive Plan") under which 1,835,204shares are authorized for issuance to its employees, officers, directors and consultants.

As of December 31, 2018, none of the shares under the 2007 Equity Incentive Plan and 23,182shares under the 2014 Equity Incentive Plan were available for future grant.

b)	Employees' and directors stock options

The estimated fair value of stock option awards was determined on the date of grant using the Black-Scholes option valuation model with the following weighted-average assumptions during the periods indicated:

	Year ended December 31,
	2018	2017	2016
Weighted Average Risk-free interest rate	2.88%	2.25%	1.34%
Dividend yield	-	-	-
Weighted Average Volatility factor	74.91%	73.31%	72.57%
Weighted Average Expected life of the options	6	6	6

The following table contains additional information concerning options granted to employees and directors under the existing stock-option plans:

	For the year ended December 31,
	2018		2017		2016
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of the year	974,272	$4.54	453,973	$2.69	483,482	$2.69
Granted	271,355	$5.78	590,839	$5.78	11,667	$2.69
Forfeited and expired	(162,543)	$4.96	(70,540)	$2.69	(30,631)	$2.69
Exercised	(61)	$2.69	-	$-	(10,545)	$2.69
Outstanding at end of the year	1,083,023	$4.75	974,272	$4.54	453,973	$2.69
Exercisable at end of the year	457,721	$3.72	243,373	$2.69	143,974	$2.69

Following is a summary of changes in nonvested shares granted to employees and directors:

	For the year ended December 31,
	2018		2017		2016
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at beginning of the year	730,899	$5.37	309,999	$2.69	444,241	$2.69
Granted	271,355	$5.78	590,839	$5.78	11,667	$2.69
Vested during the year	(217,733)	$4.75	(102,724)	$2.69	(115,278)	$2.69
Forfeited during the year	(159,219)	$5.16	(67,215)	$2.69	(30,631)	$2.69
Balance at end of the year	625,302	$5.58	730,899	$5.37	309,999	$2.69

The weighted-average fair value at grant date of the options granted 2018, 2017 and 2016 were $5.78, $ 0.207 and $ 0.826.

The total unrecognized estimated compensation cost related to non-vested employees' and directors' stock options granted until December 31, 2018 was $1,274, which is expected to be recognized over a weighted average period of 1.82 years.

c)	Consultants' stock options

The estimated fair value of stock option awards was determined using the Black-Scholes option valuation model with the following weighted-average assumptions during the periods indicated:

	Year ended December 31,
	2018	2017	2016

Weighted Average Risk-free interest rate	2.55%	2.25%	-
Dividend yield	-	-	-
Weighted Average Volatility factor	75.23%	73.31%	-
Weighted Average Expected life of the options	6	6	-

The following table contains additional information concerning options granted to consultants under the existing stock-option plans:

	For the year ended December 31,
	2018		2017		2016
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of the year	684,506	$3.51	398,937	$2.69	398,937	$2.69
Granted	33,889	$6.40	285,569	$4.54	-	$-
Forfeited and expired	-	$-	-	$-	-	$-
Exercised	-	$-	-	$-	-	$-
Outstanding at end of the year	718,395	$3.72	684,506	$3.51	398,937	$2.69
Exercisable at end of the year	568,921	$2.89	529,586	$2.69	398,937	$2.69

Following is a summary of changes in nonvested shares granted to consultants:

	For the year ended December 31,
	2018		2017		2016
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at beginning of the year	154,920	$6.20	-	$-	398,937	$2.69
Granted	33,889	$6.40	285,569	$4.54	-	$-
Vested during the year	(39,335)	$6.20	(130,649)	$2.69	(398,937)	$2.69
Forfeited during the year	-	$-	-	$-	-	$-
Balance at end of the year	149,474	$6.20	154,920	$6.20	-	$-

The total unrecognized estimated compensation cost related to non-vested consultants' stock options granted until December 31, 2018 was $690, which is expected to be recognized over a weighted average period of 2.9 years.

d)	Set forth below is data regarding the range of exercise prices and remaining contractual life (in years) for all options outstanding at December 31, 2018:

exercise price	Number of options outstanding	Remaining contractual Life (in years)	No. of options exercisable
$1.86	533	0.8	533
$2.69	736,034	6.0	668,382
$2.69	35,895	1.5	35,895
$2.69	7,310	7.2	3,655
$2.69	137,814	8.2	132,440
$2.69	16,622	9.0	16,622
$6.22	561,966	9.0	169,115
$6.22	73,504	9.1	-
$6.22	53,192	9.6	-
$6.22	3,147	9.7	-
$6.22	108,928	9.8	-
$2.69	49,867	9.8	-
$10.12	2,421	9.9	-
$6.22	14,185	9.9	-
	1,801,418		1,026,642

The total intrinsic value of options granted and options exercised during 2018 was $963 and $0, respectively.

e)	The following table summarizes share-based compensation expenses related to grants under the Equity Incentive Plan included in the statements of operations:

	Year ended December 31,
	2018	2017	2016
Research & development	$862	$123	$21
General & administrative	147	(2)	90
Total	$1,009	$121	$111